INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 8. INCOME TAXES

The Company’s provision for income taxes for the three and nine months ended September 30, 2023 was $0.3 million and $1.3 million, respectively and $0.2 million for the three and nine months ended September 30, 2022. The effective tax rate was 39% and 317% for the three and nine months ended September 30, 2023, respectively. The effective tax rate was 22% and 28% for the three and nine months ended September 30, 2022, respectively. The increase in taxes is attributable to an increase in earnings from the Trust Account. The effective tax rate differs from the statutory tax rate of 21% as the Company continues to record a full valuation allowance for all its deferred tax assets, as discussed below.

As of September 30, 2023 and December 31, 2022, the Company has concluded that it is more likely than not that the Company will not realize the benefit of its deferred tax assets associated with capitalized start-up costs. Start-up costs cannot be amortized until the Company starts business operations. Therefore, a full valuation allowance has been established, as future events such as business combinations cannot be considered when assessing the realizability of deferred tax assets. Accordingly, the net deferred tax assets have been fully reserved.

As of September 30, 2023 and December 31, 2022, the Company has not recorded any tax liability for uncertain tax positions. The Company’s continuing practice is to recognize potential accrued interest and/or penalties related to income tax matters within income tax expense. During the nine months ended September 30, 2023 and 2022, the Company did not accrue any interest and penalties.

NOTE 8.  INCOME TAXES

The Company’s financial statements include total net income before taxes of approximately $2.1 million for the year ended December 31, 2022 and net loss before taxes of approximately $0.2 million for the period from March 24, 2021 (inception) through December 31, 2021. The income tax provision consists of the following:

	For the Year ended December 31, 2022	For the Period from March 24, 2021 (inception) through December 31, 2021
Federal
Current	$812,473	$—
Income tax expense (benefit)	$812,473	$—

The reconciliation of the differences between the provision/(benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

			For the Period from March 24,
			2021 (inception) through
	For the Year ended December 31, 2022		December 31, 2021
		Percent of Pretax		Percent of Pretax
	Amount	Income	Amount	Income
Income tax at U.S. statutory rate	$443,114	21%	$(52,112)	21%
Valuation allowance activity	369,359	18%	52,112	(21)%
Total income tax provision/(benefit)	$812,473	39%	$—	—%

Our income tax expense for 2022 was $812.5 thousand compared to $0 for 2021. The increase in tax expense was attributable to an increase in earnings on assets held in trust in 2022.

The components of deferred tax assets are as follows:

	December 31,
	2022	2021
Net operating losses	$4,875	$5,748
Capitalized costs	416,597	46,364
Deferred taxes before valuation	421,472	52,112
Valuation allowance	(421,472)	(52,112)
Net deferred tax assets, net of allowance	$—	$—

As of December 31, 2022 and 2021, the Company had $23.2 thousand and $27.4 thousand, respectively, of U.S. federal net operating loss carryovers, which do not expire, and no state net operating loss carryovers available to offset future taxable income.

As of December 31, 2022 and 2021, the Company has concluded that it is more likely than not that the Company will not realize the benefit of its deferred tax assets associated with capitalized start-up costs and net operating losses. Start-up costs cannot be amortized until the Company starts business operations. Therefore, a full valuation allowance has been established, as future events such as business combinations cannot be considered when assessing the realizability of deferred tax assets. Accordingly, the net deferred tax assets have been fully reserved.

We utilize a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates there is more than a 50% likelihood that the position will be sustained upon examination, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. As of December 31, 2022 and 2021, the Company does not have any uncertain tax positions.